RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－16 RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the years ended June 30, 2023 and 2024, our Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the years as presented (for the portion of such period that they were considered related):

	Years ended June 30,
Nature of transactions	2022	2023	2024
	S$	S$	S$
Premium Rich Engineering Pte. Ltd.(1)
Amount due from you (trade)	-	37,302	-
Amount due from you (non-trade)	-	3,402	-
Amount due to you (non-trade)	274,832	24,744	40,602
Sales during the year	492,447	532,704	209,202
Expenses charged to you	7,550	2,952	-
Rental income charged to you	-	4,950	900
Direct cost charged by you	4,545	42,124	102,866
Expenses charged by you	-	99,518	12,747
Deposit received from you	-	3,600	3,600
Advance paid from you (trade)	-	-	15,565

LRS-Premium Pte. Ltd. (2)
Amount due from you (non-trade)	1,015,117	272,096	-
Amount due to you (non-trade)	28,000	100,915	813,724
Prepayment to you	1,230,500	569,252	-
Deposit paid	878,000	878,000	778,000
Rental charged by you	-	622,915	1,149,996
Expense charged by you	-	205,984	456,477

Hing Fatt Building & Material Pte. Ltd. (3)
Amount due from you (trade)	-	7,003	31,975
Amount due from you (non-trade)	-	11,664	-
Amount due to you (non-trade)	-	90	-
Sales during the year	-	6,484	56,521
Rental charged to you	-	10,800	1,350
Expense charged by you	-	90	-

Team General Construction Pte. Ltd. (4)
Amount due from you (trade)	6,342	5,181	39,502
Amount due to you (non-trade)	-	65	-
Sales during the year	56,800	106,037	205,586
Expenses charged to you	1,360	47	2,100
Expense charged by you	-	385	-
Rental income charged to you	-	-	61,580

(1)	100% shares held by our Company’s Chief Executive Officer, Mr Gao
(2)	60% shares held by Mr Gao
(3)	100% shares held by Mr Gao
(4)	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium Rich Engineering Pte. Ltd.

Apart from the transactions and balances detailed elsewhere in these accompanying financial statements, our Company has no other significant or material related party transactions during the years presented.